Financial liabilities - Interest-bearing liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities
Total non-current liabilities	€ 52,279	€ 53,176
Total current liabilities	28,060	6,946
Total non-current and current liabilities	80,339	60,122
Total loans
Financial liabilities
Total non-current liabilities	39,880	40,051
Total current liabilities	25,882	4,635
Secured bank loans
Financial liabilities
Total non-current liabilities	39,880	40,051
Total current liabilities		1,261
Convertible loan
Financial liabilities
Total current liabilities	25,882
Bank overdrafts
Financial liabilities
Total current liabilities		3,374
Lease liabilities
Financial liabilities
Total non-current liabilities	12,399	13,125
Total current liabilities	2,178	2,311
Total non-current and current liabilities	14,577	15,436
Short term deposits pledged as security	€ 425	€ 443